Other Current Assets	12 Months Ended
Dec. 31, 2018
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Current Assets
6. Other current assets
Other current assets consist of the following:

		As of December 31,
		2018	2019
		RMB	RMB	US$
Prepaid expenses		68,691,524	33,079,966	4,751,640
Prepayments for vehicles		30,944,103	—	—
Inventory		128,014,636	8,915,574	1,280,642
Deposits in trust protection fund	6.1	50,276,500	72,264,547	10,380,153
Guarantee deposits held by Funding Partners		568,378,857	743,294,858	106,767,626
Receivables from third party payment service providers	6.2	821,217,132	466,035,906	66,941,869
Receivables from service providers		117,432,654	203,700,889	29,259,802
Other receivables from customers		—	75,463,305	10,839,626
Others		48,388,467	63,409,004	9,108,130

Total		1,833,343,873	1,666,164,049	239,329,488
Less: Allowance for other current assets		(15,121,668)	(27,259,988)	(3,915,652)

		1,818,222,205	1,638,904,061	235,413,836

6.1 According to the relevant PRC regulations, the consolidated trusts are required to deposit 1% of the trusts’ capital to the trust protection fund, which will be released when the trusts are liquidated.
6.2 The Company has accounts with third-party payment service providers mainly to grant and collect loans. The balance of receivables from third-party payment service providers is unrestricted as to withdrawal and use and readily available to the Company on demand.